Property and equipment - Schedule of reconciliation of changes in property, plant and equipment, including right-of-use assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	¥ 98,574
Ending	178,179	¥ 98,574
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	287,426	259,656
Additions	89,261	36,407
Transfer in/(out)	0
Transfers from inventories	50,286
Disposals	(8,840)	(9,929)
Effect of movement in exchange rates	1,230	1,292
Ending	419,363	287,426
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(188,852)	(145,778)
Disposals	6,987	6,939
Depreciation	(58,312)	(49,090)
Effect of movement in exchange rates	(1,007)	(923)
Ending	(241,184)	(188,852)
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	10,152
Ending	11,700	10,152
Leasehold improvement | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	39,462	35,497
Additions	9,739	3,633
Transfer in/(out)	0
Transfers from inventories	0
Disposals	0	0
Effect of movement in exchange rates	297	332
Ending	49,498	39,462
Leasehold improvement | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(29,310)	(20,408)
Disposals	0	0
Depreciation	(8,202)	(8,651)
Effect of movement in exchange rates	(286)	(251)
Ending	(37,798)	(29,310)
Office equipment and electronic equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	44,138
Ending	76,017	44,138
Office equipment and electronic equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	87,967	68,595
Additions	61,440	19,563
Transfer in/(out)	0
Transfers from inventories	0
Disposals	(120)	(291)
Effect of movement in exchange rates	104	100
Ending	149,391	87,967
Office equipment and electronic equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(43,829)	(22,883)
Disposals	21	106
Depreciation	(29,478)	(20,964)
Effect of movement in exchange rates	(88)	(88)
Ending	(73,374)	(43,829)
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	28,020
Ending	28,124	28,020
Machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	125,027	117,267
Additions	12,866	11,185
Transfer in/(out)	78
Transfers from inventories	0
Disposals	(609)	(4,119)
Effect of movement in exchange rates	671	694
Ending	138,033	125,027
Machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(97,007)	(86,582)
Disposals	56	2,786
Depreciation	(12,435)	(12,709)
Effect of movement in exchange rates	(523)	(502)
Ending	(109,909)	(97,007)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	16,073
Ending	62,338	16,073
Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	34,779	38,249
Additions	5,148	1,884
Transfer in/(out)	132
Transfers from inventories	50,286
Disposals	(8,062)	(5,519)
Effect of movement in exchange rates	158	165
Ending	82,441	34,779
Motor vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(18,706)	(15,905)
Disposals	6,910	4,047
Depreciation	(8,197)	(6,766)
Effect of movement in exchange rates	(110)	(82)
Ending	(20,103)	(18,706)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	191
Ending	0	191
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	191	48
Additions	68	142
Transfer in/(out)	(210)
Transfers from inventories	0
Disposals	(49)	0
Effect of movement in exchange rates	0	1
Ending	0	191
Construction in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	0	0
Disposals	0	0
Depreciation	0	0
Effect of movement in exchange rates	0	0
Ending	¥ 0	¥ 0